NYSE Regulation

13002011

CERTNYS

Carol C. Hoover
Vice President
Corporate Compliance

11 Wall Street
New York, NY 10005
T +1 212 656 5927
F +1 212 656 5780
choover@nyx.com

001-15799

May 24, 2013

Received SEC

MAY 2 4 2013

Washington, DC 20549

Chief, Information Technology
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on May 24, 2013 the NYSE MKT LLC (the "Exchange") received from Ladenburg Thalmann Financial Services Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

> 8.00% Series A Cumulative Redeemable Preferred Stock, Liquidation Preference $25.00 per Share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Carol C Hoover

Carol Hoover
Vice President, Corporate Compliance
NYSE Regulation, Inc.